Other Financial Assets - Summary of Credit Rating Quality Analysis of Other Financial Assets (Detail) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other financial assets [line items]
Other Financial Assets	$ 55,571,314	$ 45,526,918
Allowances [member]
Disclosure of other financial assets [line items]
Other Financial Assets	(205,964)	$ (126,300)
Debtors for Sale of Foreign Currency
Disclosure of other financial assets [line items]
Other Financial Assets	1,155,655
Debtors for Sale of Foreign Currency | Allowances [member]
Disclosure of other financial assets [line items]
Other Financial Assets	0
Debtors for Cash sale of Government Securities to be Settled
Disclosure of other financial assets [line items]
Other Financial Assets	22,933,099
Debtors for Cash sale of Government Securities to be Settled | Allowances [member]
Disclosure of other financial assets [line items]
Other Financial Assets	0
Sundry Debtors
Disclosure of other financial assets [line items]
Other Financial Assets	18,145,092
Sundry Debtors | Allowances [member]
Disclosure of other financial assets [line items]
Other Financial Assets	(205,964)
Mutual Funds
Disclosure of other financial assets [line items]
Other Financial Assets	10,559,086
Mutual Funds | Allowances [member]
Disclosure of other financial assets [line items]
Other Financial Assets	0
Premiums from financial guarantee contracts
Disclosure of other financial assets [line items]
Other Financial Assets	485,652
Premiums from financial guarantee contracts | Allowances [member]
Disclosure of other financial assets [line items]
Other Financial Assets	0
Interest accrued receivable
Disclosure of other financial assets [line items]
Other Financial Assets	2,277,032
Interest accrued receivable | Allowances [member]
Disclosure of other financial assets [line items]
Other Financial Assets	0
Balances from claims pending recovery
Disclosure of other financial assets [line items]
Other Financial Assets	15,698
Balances from claims pending recovery | Allowances [member]
Disclosure of other financial assets [line items]
Other Financial Assets	0
Not yet due | Debtors for Sale of Foreign Currency
Disclosure of other financial assets [line items]
Other Financial Assets	1,155,655
Not yet due | Debtors for Cash sale of Government Securities to be Settled
Disclosure of other financial assets [line items]
Other Financial Assets	22,933,099
Not yet due | Sundry Debtors
Disclosure of other financial assets [line items]
Other Financial Assets	18,343,954
Not yet due | Mutual Funds
Disclosure of other financial assets [line items]
Other Financial Assets	10,559,086
Not yet due | Premiums from financial guarantee contracts
Disclosure of other financial assets [line items]
Other Financial Assets	485,652
Not yet due | Interest accrued receivable
Disclosure of other financial assets [line items]
Other Financial Assets	2,277,032
Not yet due | Balances from claims pending recovery
Disclosure of other financial assets [line items]
Other Financial Assets	15,698
Impaired/Uncollectible | Debtors for Sale of Foreign Currency
Disclosure of other financial assets [line items]
Other Financial Assets	0
Impaired/Uncollectible | Debtors for Cash sale of Government Securities to be Settled
Disclosure of other financial assets [line items]
Other Financial Assets	0
Impaired/Uncollectible | Sundry Debtors
Disclosure of other financial assets [line items]
Other Financial Assets	7,102
Impaired/Uncollectible | Mutual Funds
Disclosure of other financial assets [line items]
Other Financial Assets	0
Impaired/Uncollectible | Premiums from financial guarantee contracts
Disclosure of other financial assets [line items]
Other Financial Assets	0
Impaired/Uncollectible | Interest accrued receivable
Disclosure of other financial assets [line items]
Other Financial Assets	0
Impaired/Uncollectible | Balances from claims pending recovery
Disclosure of other financial assets [line items]
Other Financial Assets	$ 0